Earnings per share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings per share [abstract]
Schedule of Calculation of the Total Diluted Number of Shares

Year ended 31 March	2020		2019		2018
Basic weighted average number of shares (millions)	9,885		9,912		9,911
Dilutive shares from share options (millions)	—		6		2
Dilutive shares from executive share awards (millions)	80		57		48
Diluted weighted average number of shares (millions)	9,965		9,975		9,961
Basic earnings per share	17.5	p	21.8	p	20.5	p
Diluted earnings per share	17.4	p	21.6	p	20.4	p